Long-Term Debt - Paycheck Protection Program, CARES Act (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	May 07, 2020	Jun. 30, 2021	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Gain on forgiveness of debt				$ 3,029	$ (2,340)
PPP loan
Debt Instrument [Line Items]
Proceeds from issuance of debt	$ 3,000		$ 3,000
Gain on forgiveness of debt		$ 3,000